                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21311
                                   ---------

                             PIMCO High Income Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: March 31
                         --------

Date of reporting period: September 30
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT
9.30.04

PIMCO HIGH INCOME FUND

[PHK LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                                   1
Performance and Statistics                               2
Schedule of Investments                               3-11
Statement of Assets and Liabilities                     12
Statement of Operations                                 13
Statement of Changes in Net Assets                      14
Notes to Financial Statements                        15-22
Financial Highlights                                    23
Annual Shareholder Meeting Results, Proxy Voting
   Policies & Procedures                                24

[PIMCO ADVISORS LOGO]

PIMCO HIGH INCOME FUND LETTER TO SHAREHOLDERS

                                                               November 16, 2004

Dear Shareholder:

I am pleased to provide you with the semi-annual report of the PIMCO High Income Fund (the "Fund") for the six months ended September 30, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Fund's investment manager and Pacific Investment Management Company LLC, the Fund's sub-adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO HIGH INCOME FUND PERFORMANCE AND STATISTICS
September 30, 2004 (unaudited)

   SYMBOL:                              PRIMARY INVESTMENTS:                 INCEPTION DATE:
   PHK                                  U.S. dollar-denominated corporate    4/30/03
                                        debt obligations of varying
   OBJECTIVE:                           maturities and other corporate       TOTAL NET ASSETS(1):
   To provide high current income.      income-producing securities.         $2,680.1 million
   Capital appreciation is a
   secondary objective.                                                      PORTFOLIO MANAGERS:
                                                                             David C. Hinman
                                                                             Raymond Kennedy
                                                                             Charles Wyman

TOTAL RETURN(2):                                        MARKET PRICE            NET ASSET VALUE
-----------------------------------------------------------------------------------------------
Six months                                                  5.02%                     5.89%
-----------------------------------------------------------------------------------------------
1 year                                                     16.61%                    16.30%
-----------------------------------------------------------------------------------------------
Commencement of Operations (4/30/03) to 9/30/04             8.61%                    16.22%
-----------------------------------------------------------------------------------------------

[CHART]

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (4/30/03) to 9/30/04

                NET ASSET VALUE       MARKET PRICE
4/30/2003           $  14.31            $  15.16
5/2/2003            $  14.36            $  15.19
5/9/2003            $  14.36            $  15.13
5/16/2003           $  14.40            $  15.15
5/23/2003           $  14.36            $  15.17
5/30/2003           $  14.43            $  15.01
6/6/2003            $  14.71            $  15.02
6/13/2003           $  14.87            $  15.18
6/20/2003           $  14.78            $  14.95
6/27/2003           $  14.58            $  14.83
7/4/2003            $  14.54            $  14.98
7/11/2003           $  14.50            $  14.94
7/18/2003           $  14.47            $  14.65
7/25/2003           $  14.35            $  14.08
8/1/2003            $  13.76            $  13.84
8/8/2003            $  13.74            $  13.83
8/15/2003           $  13.43            $  13.44
8/22/2003           $  14.03            $  13.67
8/29/2003           $  14.33            $  13.77
9/5/2003            $  14.48            $  14.17
9/12/2003           $  14.48            $  14.02
9/19/2003           $  14.68            $  14.03
9/26/2003           $  14.67            $  13.99
9/30/2003           $  14.75            $  13.98
10/3/2003           $  14.80            $  14.37
10/10/2003          $  14.85            $  14.26
10/17/2003          $  14.96            $  14.18
10/24/2003          $  14.93            $  14.34
10/31/2003          $  15.08            $  14.49
11/7/2003           $  15.07            $  14.63
11/14/2003          $  15.15            $  14.44
11/21/2003          $  15.18            $  14.39
11/28/2003          $  15.20            $  14.48
12/5/2003           $  15.47            $  14.72
12/12/2003          $  15.45            $  14.71
12/19/2003          $  15.56            $  14.75
12/26/2003          $  15.65            $  14.95
1/2/2004            $  15.75            $  15.03
1/9/2004            $  16.15            $  15.24
1/16/2004           $  16.07            $  15.28
1/23/2004           $  16.16            $  15.21
1/30/2004           $  15.80            $  15.03
2/6/2004            $  15.56            $  14.93
2/13/2004           $  15.64            $  14.88
2/20/2004           $  15.54            $  14.58
2/27/2004           $  15.52            $  14.73
3/5/2004            $  15.81            $  14.84
3/12/2004           $  15.41            $  14.70
3/19/2004           $  15.42            $  14.63
3/26/2004           $  15.38            $  14.72
4/2/2004            $  15.44            $  14.72
4/9/2004            $  15.55            $  14.70
4/16/2004           $  15.28            $  14.18
4/23/2004           $  15.25            $  13.94
4/30/2004           $  15.08            $  13.73
5/7/2004            $  14.70            $  13.34
5/14/2004           $  14.22            $  13.15
5/21/2004           $  14.43            $  13.32
5/28/2004           $  14.62            $  13.80
6/4/2004            $  14.60            $  13.74
6/11/2004           $  14.58            $  13.36
6/18/2004           $  14.67            $  13.35
6/25/2004           $  14.79            $  13.66
7/2/2004            $  14.96            $  13.99
7/9/2004            $  15.04            $  14.08
7/16/2004           $  15.09            $  14.12
7/23/2004           $  15.04            $  14.01
7/30/2004           $  15.00            $  14.15
8/6/2004            $  15.15            $  14.37
8/13/2004           $  15.04            $  14.27
8/20/2004           $  15.18            $  14.30
8/27/2004           $  15.29            $  14.45
9/3/2004            $  15.35            $  14.71
9/10/2004           $  15.38            $  14.75
9/17/2004           $  15.51            $  14.69
9/24/2004           $  15.54            $  14.79
9/30/2004           $  15.58            $  14.75

MARKET PRICE/NET ASSET VALUE:

Market Price                     $   14.75
------------------------------------------
Net Asset Value                  $   15.58
------------------------------------------
Discount to Net Asset Value           5.33%
------------------------------------------
Market Price Yield(3)                 9.92%
------------------------------------------

[CHART]

                    MOODY'S RATING AS A % OF TOTAL INVESTMENT

Aaa                      2.3%
Baa                      3.6%
Ba                      18.9%
B                       55.8%
Caa                     10.4%
Ca                       0.6%
C                        0.3%
P-1                      1.1%
P-2                      1.1%
NR                       5.9%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2004.

PIMCO HIGH INCOME FUND SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)          VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 81.3%
AEROSPACE - 0.3%
$      5,600   Armor Holdings, Inc., 8.25%, 8/15/13 (a)                                      B1/B+       $  6,202,000
       2,450   K&F Industries, Inc., 9.625%, 12/15/10, Ser. B (a)                            B3/B           2,737,875
                                                                                                         ------------
                                                                                                            8,939,875
                                                                                                         ============
AIRLINES - 1.8%
               Continental Airlines, Inc., pass thru certificates,
      18,161     6.92%, 4/2/13, 97-5A (a) (b) (c) (d)                                        NR/NR         17,983,910
       5,553     7.373%, 12/15/15, Ser. 01-1 (a)                                           Ba1/BBB          4,358,601
       2,698     8.307, 10/2/19, Ser. 00-2 (a)                                             Ba2/BBB-         2,208,198
      10,000   Delta Air Lines, Inc., pass thru cerficates,
                 7.92%, 5/18/12 Ser. 00-1 (a)                                                B3/B-          5,177,761
       2,562   Nothwest Airlines Corp., 7.575%, 3/1/19, Ser. 992A (a)                       Baa2/A-         2,552,419
               United Air Lines, Inc., pass thru cerficates,
       1,162     2.02%, 12/2/04, Ser. 97-1A, FRN, (a)                                        NR/NR            953,636
         500     6.602%, 9/1/13, Ser. 01-1 (a)                                               NR/NR            422,437
      14,994     7.186%, 10/1/12, Ser. 00-2 (a)                                              NR/NR         12,601,583
       3,550     7.73%, 7/1/10, Ser. 00-1 (a)                                                NR/NR          2,888,825
         745     7.783%, 1/1/14, Ser. 00-1 (a)                                               NR/NR            612,046
                                                                                                         ------------
                                                                                                           49,759,416
                                                                                                         ============
AUTOMOTIVE - 2.3%
      10,450   Arvin Capital I, 9.50%, 2/1/27 (a)                                            NR/B+         10,841,875
       3,000   ArvinMeritor, Inc., 8.75%, 3/1/12 (a)                                        Ba1/BB+         3,337,500
      15,601   Dura Operating Corp., 8.625%, 4/15/12, Ser. B (a)                             B1/B+         15,522,995
      10,000   Ford Motor Co., 7.45%, 7/16/31 (a)                                          Baa1/BBB-        9,833,310
      10,000   General Motors Corp., 8.25%, 7/15/23 (a)                                    Baa1/BBB        10,544,610
       1,500   Tennco Automotive, Inc., 10.25%, 7/15/13, Ser. B (a)                          B2/B-          1,717,500
       8,245   TRW Automotive, Inc., 9.375%, 2/15/13 (a)                                    B1/BB-          9,461,137
                                                                                                         ------------
                                                                                                           61,258,927
                                                                                                         ============
CHEMICALS - 2.2%
      13,980   ARCO Chemical Co., 9.375%, 12/15/05 (a)                                       B1/B+         14,539,200
       5,000   Compass Minerals Group, Inc., 10.00%, 8/15/11 (a)                             B3/B-          5,625,000
       6,155   Equistar Chemical L.P., 10.125%, 9/1/08 (a)                                   B2/B+          6,970,538
       1,775   International Specialty ChemCo, 10.25%, 7/1/11, Ser. B (a)                   B1/BB-          1,988,000
       8,925   International Specialty Holdings, Inc., 10.625%, 12/15/09, Ser. B (a)         B2/B+          9,862,125
       3,350   Millennium America, Inc., 9.25%, 6/15/08 (a)                                 B1/BB-          3,710,125
       8,050   Nalco Co., 8.875%, 11/15/13 (a)                                              Caa1/B-         8,694,000
       6,500   Westlake Chemical Corp., 8.75%, 7/15/11 (a)                                  Ba3/BB-         7,328,750
                                                                                                         ------------
                                                                                                           58,717,738
                                                                                                         ============
CONSUMER PRODUCTS - 0.5%
       5,875   Buhrmann US, Inc. 8.25%, 7/1/14 (a) (e)                                       B2/B           5,904,375
       8,000   Rayovac Corp., 8.50%, 10/1/13 (a)                                             B3/B-          8,720,000
                                                                                                         ------------
                                                                                                           14,624,375
                                                                                                         ============
CONTAINERS & PACKING - 2.6%
               Crown Euro Holdings SA,
      21,975     9.50%, 3/1/11 (a)                                                           B1/B+         24,612,000
       2,700     10.875%, 3/1/13 (a)                                                         B2/B           3,152,250
      11,200   Jefferson Smurfit Corp., 7.50%, 6/1/13 (a)                                    B2/B          11,872,000
               Owens-Brockway Glass Containers,
      14,370     7.75%-8.75%, 5/15/11-11/15/12 (a)                                          B2/BB-         15,947,738
       7,700     8.25%, 5/15/13 (a)                                                          B3/B           8,239,000
       5,675   Stone Container Corp., 8.375%-9.75%, 2/1/11-7/1/12 (a)                        B2/B           6,311,813
                                                                                                         ------------
                                                                                                           70,134,801
                                                                                                         ============

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)          VALUE
---------------------------------------------------------------------------------------------------------------------
ENERGY - 2.0%
$     25,325   NRG Energy, Inc., 8.00%, 2/15/13 (a) (e)                                      B2/B+       $ 27,256,031
         200   Peabody Energy Corp., 6.875%, 3/15/13, Ser. B (a)                            Ba3/BB-           217,000
      14,425   Reliant Energy, Inc., 9.25%-9.50%, 7/15/10-7/15/13 (a)                        B1/B          15,653,469
      12,406   South Point Energy Center LLC, 8.40%, 5/30/12 (a) (e)                         B2/B          10,730,806
                                                                                                         ------------
                                                                                                           53,857,306
                                                                                                         ============
FINANCING - 6.7%
      32,396   AES Ironwood LLC, 8.857%, 11/30/25 (a)                                        B2/B+         36,283,710
       8,532   AES Red Oak LLC, 8.54%, 11/30/19, Ser. A (a)                                  B2/B+          9,470,654
      14,075   BCP Cayman\Luxembourg Holding, 9.625%, 6/15/14 (a) (e)                        B3/B-         15,271,375
      18,225   Bluewater Finance Ltd.,10.25%, 2/15/12 (a)                                    B1/B          19,865,250
      10,000   Bombardier Capital, Inc., 7.09%, 3/30/07, Ser. AI (a) (b)                     NR/NR         10,015,030
      15,000   Consolidate Communications Holding, 9.75%, 4/1/12 (a) (e)                     B3/B-         15,450,000
       6,500   Eircom Funding, 8.25%, 8/15/13 (a)                                           B1/BB-          7,150,000
       4,650   Fuji JGB Investment LLC, 9.87%, 6/30/08 VRN (a) (e)                          Baa3/BB         5,461,913
         583   Hollinger Participation Trust, 12.125%, 11/15/10 (d) (e)                      B3/B-            669,165
       1,000   Hollinger, Inc, 11.875%, 3/1/11 (a) (c)                                       NR/NR            999,184
      11,600   IBJ Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (a) (e)                   Baa3/BB        13,319,677
       4,595   Kraton Polymers LLC, 8.125%, 1/15/14 (a) (e)                                  B3/B           4,526,075
      13,690   MPD Acquistitions plc, 9.625%, 10/1/12 (a)                                    B3/B          15,538,150
       5,800   Refco Finance Holdings, Inc., 9.00%, 8/1/12 (a) (e)                           B3/B           6,220,500
               Riggs Capital Trust,
         500     8.625%, 12/31/26, Ser. A                                                  Ba2/CCC+           550,000
       7,661     8.875%, 3/15/27, Ser. C (a)                                               Ba2/CCC+         8,465,405
       4,000   Sheridan Group, Inc., 10.25%, 8/15/11 (a) (e)                                 B1/B           4,350,000
       6,500   UGS Corp., 10.00%, 6/1/12 (a) (e)                                             B3/B-          7,117,500
                                                                                                         ------------
                                                                                                          180,723,588
                                                                                                         ============
FOOD-RETAIL - 0.7%
       4,632   Delhaize America, Inc., 8.125%, 4/15/11 (a)                                  Ba1/BB+         5,313,015
      11,400   Ingles Markets, Inc., 8.875%, 12/1/11 (a)                                    Ba3/B+         12,340,500
         150   Roundy's, Inc., 8.875%, 6/15/12, Ser. B (a)                                   B2/B             162,375
                                                                                                         ------------
                                                                                                           17,815,890
                                                                                                         ============
HEALTHCARE & HOSPITALS - 3.2%
       4,800   Beverly Enterprises, Inc., 7.875%, 6/15/14 (a) (e)                            B2/B           5,160,000
         400   Extendicare Health Services, Inc., 9.50% 7/12/10 (a)                          B1/B             451,000
       1,000   HCA, Inc., 6.25%-6.75%, 2/15/13-7/15/13 (a)                                 Ba1/BBB-         1,049,446
               HEALTHSOUTH Corp.,
      22,230     8.375%-10.75%, 2/1/08-10/1/11                                               NR/NR         22,598,175
      17,890   Rotech Healthcare, Inc., 9.50%, 4/1/12 (a)                                    B2/B+         19,231,750
               Tenet Healthcare Corp.,
      35,745     6.50%-7.375%, 12/1/11-2/1/13 (a)                                            B3/B+         33,144,900
       4,550     9.875%, 7/1/14 (a) (e)                                                      B3/B-          4,777,500
                                                                                                         ------------
                                                                                                           86,412,771
                                                                                                         ============
HOTELS/GAMING - 1.9%
         125   Hilton Hotels Corp., 7.625%, 12/1/12 (a)                                    Ba1/BBB-           145,937
      14,746   ITT Corp., 7.75%, 11/15/25 (a)                                               Ba1/BB+        15,188,380
      12,500   Mandalay Resort Group, 9.375%, 2/15/10 (a)                                   Ba3/BB-        14,437,500
       1,100   MGM Mirage, Inc., 8.375%, 2/1/11 (a)                                         Ba2/BB-         1,219,625
               Park Place Entertainment Corp.,
         400     7.00%, 4/15/13 (a)                                                         Ba1/BB+           447,000
      15,353     7.875%-9.375%, 2/15/07-3/15/10 (a)                                         Ba2/BB-        17,287,977

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)          VALUE
---------------------------------------------------------------------------------------------------------------------
HOTELS/GAMING (CONTINUED)
$      1,500   Premier Entertainment, 10.75%, 2/1/12 (a)                                     B3/B-       $  1,590,000
         525   Starwood Hotels & Resorts Worldwide, Inc.,
                 7.375%, 5/1/07 (a) (e)                                                     Ba1/BB+           568,312
                                                                                                         ------------
                                                                                                           50,884,731
                                                                                                         ============
LEISURE - 1.6%
         375   Argosy Gaming Co., 7.00%, 1/15/14 (a)                                         B1/B+            388,594
         125   Bombardier Recreational Products, 8.375%, 12/15/13 (a) (e)                    B3/B-            132,187
      16,950   Royal Caribbean Cruises, Ltd., 8.00%-8.75%, 5/15/10-2/2/11 (a)               Ba2/BB+        19,240,688
      17,578   Six Flags, Inc., 8.875%-9.75%, 2/1/10-4/15/13 (a)                            B3/CCC+        16,690,551
       5,665   True Temper Sports, Inc., 8.375%, 9/15/11 (a)                                B3/CCC+         5,296,775
                                                                                                         ------------
                                                                                                           41,748,795
                                                                                                         ============
MANUFACTURING - 0.8%
       8,420   Dresser, Inc., 9.375%, 4/15/11 (a)                                            B2/B           9,304,100
       1,300   Invensys plc, 9.875%, 3/15/11 (a) (e)                                         B3/B-          1,339,000
       1,050   Reddy Ice Group, Inc., 8.875%, 8/1/11 (a)                                     B3/B-          1,136,625
       9,675   Transdigm, Inc., 8.375%, 7/15/11 (a)                                          B3/B-         10,400,625
                                                                                                         ------------
                                                                                                           22,180,350
                                                                                                         ============
MEDICAL PRODUCTS - 0.4%
         125   Fisher Scientific International, Inc., 8.00%, 9/1/13 (a)                     Ba3/BB+           140,625
       6,900   Medical Device Manufacturing, Inc., 10.00%, 7/15/12 (a) (e)                  Caa1/B-         7,348,500
               VWR International, Inc.,
         150     6.875%, 4/15/12 (a) (e)                                                     B2/B             157,500
       3,000     8.00%, 4/15/14 (a) (e)                                                      B3/B           3,187,500
                                                                                                         ------------
                                                                                                           10,834,125
                                                                                                         ============
MISCELLANEOUS - 9.4%
               Dow Jones TRAC X North America High Yield Index,
      45,000     7.375%, 3/25/09 (a) (e) (f)                                                 B3/B+         44,212,500
      99,150     8.00%, 3/25/09 (a) (e) (f)                                                  B3/B          97,414,875
     103,359   Target Return Index Securities Trust High Yield, Ser. 04-1,
                 8.01%, 8/1/15 (a) (e) (f)                                                  B1/BB-        111,360,137
                                                                                                         ------------
                                                                                                          252,987,512
                                                                                                         ============
MULTI-MEDIA - 6.7%
      25,150   Cablevision Systems Corp., 8.00%, 4/15/12 (a) (e)                             B3/B+         26,407,500
      17,095   CanWest Media, Inc., 10.625%, 5/15/11 (a)                                     B2/B-         19,531,037
      20,600   CCO Holdings LLC, 8.75%, 11/15/13 (a)                                        B3/CCC-        20,316,750
      14,150   CF Cable TV, Inc., 9.125%, 7/15/07 (a)                                       Ba3/BB-        14,839,643
      10,350   Charter Communication Holdings II, 10.25%, 9/15/10 (a)                      Caa1/CCC-       10,621,687
               Charter Communication Operation LLC,
      13,000     8.00%, 4/30/12 (a) (e)                                                      B2/B-         13,032,500
      14,325     8.375%, 4/30/14 (a) (e)                                                     B2/B-         14,307,094
               CSC Holdings, Inc.,
      10,150     7.25%-7.875%, 7/15/08-2/15/18 (a)                                          B1/BB-         10,531,750
       5,250     7.625%-8.125%, 7/15/09-4/1/11, Ser. B (a)                                  B1/BB-          5,602,188
      16,895   Mediacom Broadband LLC, 11.00%, 7/15/13 (a)                                   B2/B+         18,077,650
       7,275   Sinclair Broadcast Group, Inc.,
                 4.875%-8.75%, 12/15/11-7/15/18 (a)                                          B2/B           6,660,625
               Young Broadcasting, Inc.,
         350     8.50%,12/15/08 (a) (b) (c)                                                  B2/B             373,625
      19,212     8.75%-10.00%, 3/1/11-1/15/14 (a)                                          Caa1/CCC+       19,163,420
                                                                                                         ------------
                                                                                                          179,465,469
                                                                                                         ============

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)          VALUE
---------------------------------------------------------------------------------------------------------------------
OIL & GAS - 9.5%
$      5,000   Amerigas Partners LP, 10.00%, 4/15/06, Ser. D (a)                            B2/BB-       $  5,500,000
       1,464   Chesapeake Energy Corp., 8.125%, 4/1/11 (a)                                  Ba3/BB-         1,610,713
      13,300   Coastal Corp., 6.375%-7.75%, 9/1/08-6/15/10 (a)                             Caa1/CCC+       13,196,500
       2,550   Dynegy Holdings Inc., 9.875%-10.125%, 7/15/10-7/15/13 (a) (e)                 B3/B-          2,919,250
               Dynegy-Roseton Danskammar,
       3,050     7.27%, 11/8/10, Ser. A (a)                                                 Caa2/B          3,095,750
      25,500     7.67%, 11/8/16, Ser. B (a)                                                 Caa2/B         24,416,250
       1,600   El Paso Corp., 7.875%, 6/15/12 (a)                                          Caa1/CCC+        1,596,000
               El Paso Energy Corp.,
      39,650     6.75%-7.80%, 5/15/09-1/15/32 (a)                                          Caa1/CCC+       35,825,500
      10,850     8.05%, 10/15/30 (a)                                                        Caa1/NR         9,737,875
         536   El Paso Partners Corp., 8.50%, 6/1/11, Ser. B (a)                            B1/BB-            605,010
      19,000   El Paso Production Holding Co., 7.75%, 6/1/13 (a)                             B3/B-         19,142,500
               Ferrellgas LP,
      10,000     6.75%, 5/1/14 (a)                                                          Ba3/BB-        10,250,000
       6,170     8.75%, 6/15/12 (a)                                                          B2/B           6,817,850
      10,000   Gaz Capital SA, 8.625%, 4/28/34 (a)                                          Ba2/BB         10,675,000
       3,095   GulfTerra Energy Partners LP, 8.50%, 6/1/10, Ser. B (a)                      B1/BB-          3,617,281
       9,965   Hanover Compressor Co., 8.625%-9.00%, 12/15/10-6/1/14 (a)                     B3/B          10,898,912
      13,850   Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A (a)                            B2/B+         14,958,000
       3,625   Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B (a)                         B2/B+          3,715,625
         850   Pemex Project Funding Master Trust, 8.00%, 11/15/11 (a)                     Baa1/BBB-          963,687
               Petroleos Mexicanos,
       2,500     8.625%, 12/1/23 (a) (e)                                                   Baa1/BBB-        2,831,250
       5,000     9.25%, 3/30/18 (a)                                                        Baa1/BBB-        6,100,000
         450   Sesi, LLC, 8.875%, 5/15/11 (a)                                               B1/BB-            493,875
       8,000   Sonat, Inc., 7.625%, 7/15/11 (a)                                            Caa1/CCC+        7,920,000
         250   TransMontaigne, Inc., 9.125%, 6/1/10 (a)                                      B3/B             281,875
       4,400   Vintage Petroleum, Inc., 7.875%, 5/15/11 (a)                                  B1/B           4,730,000
      44,500   Williams Cos., Inc., 7.875%, 9/1/21 (a)                                       B3/B+         54,635,000
                                                                                                         ------------
                                                                                                          256,533,703
                                                                                                         ============
PAPER/PAPER PRODUCTS - 2.2%
      23,834   Abitibi-Consolidated, Inc., 6.95%-8.85%, 4/1/08-8/1/30 (a)                   Ba2/BB         24,492,767
      10,500   Buckeye Technologies, Inc., 8.50%, 10/1/13 (a)                                B3/B+         11,340,000
      20,775   Georgia-Pacific Corp., 7.70%-8.875%, 6/15/15-5/15/31 (a)                     Ba3/BB+        24,709,438
                                                                                                         ------------
                                                                                                           60,542,205
                                                                                                         ============
PUBLISHING - 2.0%
      13,486   American Media Operations, Inc. 10.25%, 5/1/09, Ser. B (a)                    B2/B-         14,261,445
      18,558   Dex Media West LLC, 9.875%, 8/15/13, Ser. B (a)                               B2/B          21,898,440
               PRIMEDIA, Inc.,
       5,900     7.625%-8.875%, 4/1/08-5/15/11 (a)                                           B3/B           5,904,500
      13,300     8.00%, 5/15/13 (a) (e)                                                      B3/B          12,718,125
                                                                                                         ------------
                                                                                                           54,782,510
                                                                                                         ============
REAL ESTATE - 1.0%
      10,000   B.F. Saul REIT, 7.50%, 3/1/14 (a)                                             B3/B+         10,250,000
       1,000   Choctaw Resort Development Enterprise, 9.25%, 4/1/09 (a)                     B1/BB-          1,072,500
               Host Marriott LP,
       3,400     7.00%, 8/15/12I (a) (e)                                                    Ba3/B+          3,595,500
       4,390     7.125%, 11/1/13 (a)                                                        Ba3/B+          4,631,450
       6,249     9.25%, 10/1/07, Ser. G (a)                                                 Ba3/B+          7,030,125
                                                                                                         ------------
                                                                                                           26,579,575
                                                                                                         ============

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)          VALUE
---------------------------------------------------------------------------------------------------------------------
RETAIL - 1.0%
$     17,511   J. Crew Intermediate LLC, zero coupon, 11/15/05, VRN (a)                     NR/CCC       $ 16,110,120
           1   Saks, Inc., 8.25%, 11/15/08 (a)                                              Ba3/BB              1,262
      11,050   Toys "R'" Us, Inc., 7.625%-7.875%, 8/1/11-4/15/13 (a)                        Ba2/BB         11,098,625
                                                                                                         ------------
                                                                                                           27,210,007
                                                                                                         ============
TELECOMMUNICATIONS - 12.3%
      20,800   American Cellular Corp., 10.00%, 8/1/11, Ser. B (a)                           B3/B-         16,952,000
       5,700   American Tower Corp., 7.50%, 5/1/12 (a)                                     Caa1/CCC         5,842,500
      19,975   AT&T Corp., 8.05%-8.75%, 11/15/04, VRN (a)                                   Ba1/BB+        22,193,906
       7,135   Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (a) (e)               Caa1/CCC+        7,170,414
      19,200   Cincinnati Bell, Inc., 8.375%, 1/15/14 (a)                                    B3/B-         17,616,000
      17,500   Crown Castle International Corp., 9.375%, 8/1/11 (a)                         B3/CCC         20,212,500
       7,300   Dobson Communications Corp., 8.875%, 10/1/13 (a)                            Caa1/CCC+        4,745,000
      19,775   Insight Midwest LP, 9.75%-10.50%, 10/1/09-11/1/10 (a)                         B2/B+         21,688,750
      38,735   MCI, Inc., 6.69%-7.74%, 5/1/09-5/1/14 (a)                                     NR/NR         37,237,211
      18,432   Nextel Communications, Inc., 5.95%-9.50%, 11/15/09-8/1/15 (a)                Ba3/BB         19,803,892
      22,505   PanAmSat Corp., 6.875%, 1/15/28 (a)                                          Ba3/BB+        19,129,250
      63,200   Quest Capital Funding, Inc., 7.25%-7.90%, 8/15/10-2/15/11 (a)               Caa2/CCC+       57,967,000
      14,000   Quest Communications International, Inc.,
                 7.25%-7.50%, 2/15/11-2/15/14 (a) (e)                                        B3/B          13,125,000
      23,115   Qwest Services Corp., 13.00%-13.50%, 12/15/07-12/15/10 (a) (e)               Caa1/B         26,620,838
               Rural Cellular Corp.,
         700     8.25%, 3/15/12 (a) (e)                                                      B2/B-            715,750
       7,445     9.875%, 2/1/10 (a)                                                        Caa1/CCC         7,407,775
       6,000   Superior Essex Communications, 9.00%, 4/15/12 (a) (e)                         B3/B           6,030,000
       6,000   Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14 (a)                       B2/CCC+         6,000,000
      13,825   Time Warner Telecom, Inc., 9.75%-10.125%, 7/15/08-2/1/11 (a)                 B3/CCC+        13,717,625
       5,875   Triton PCS, Inc., 8.50%, 6/1/13 (a)                                          B2/CCC+         5,360,937
       1,400   US West Communications, Inc., 5.625%, 11/15/08 (a)                           Ba3/BB-         1,379,000
                                                                                                         ------------
                                                                                                          330,915,348
                                                                                                         ============
TOBACCO - 1.1%
               Commonwealth Brands, Inc.
      10,500     9.75%, 4/15/08 (a) (e)                                                      NR/NR         10,972,500
       2,875     10.625%, 9/1/08 (d) (e)                                                     NR/NR          3,004,375
               Dimon, Inc.,
       9,250     6.25%, 3/15/07 (a) (c)                                                      NR/NR          8,653,793
         125     9.625%, 10/15/11 (a)                                                       Ba3/BB            132,500
       3,000   North Atlantic Holding, Inc., zero coupon, 3/1/08, VRN (a)                   Caa1/B-         1,545,000
       5,800   North Atlantic Trading, Inc., 9.25%, 3/1/12 (a) (e)                           B2/B+          5,597,000
                                                                                                         ------------
                                                                                                           29,905,168
                                                                                                         ============
UTILITIES - 8.3%
               AES Corp.,
       8,275     7.75%-8.875%, 2/15/11-3/1/14 (a)                                            B2/B-          8,927,313
      30,805     8.75%, 5/15/13 (a) (e)                                                      B1/B+         34,886,663
               CMS Energy Corp.,
      13,400     7.50%-9.875%, 10/15/07-4/15/11 (a)                                          B3/B+         14,697,438
      16,500     7.75%, 8/1/10 (a) (e)                                                       B3/B+         17,531,250
       6,348   Homer City Funding LLC, 8.14%-8.73%, 10/1/19-10/1/26 (a)                     Ba2/BB          7,111,959
      12,000   IPALCO Enterprises, Inc., 8.625%, 11/14/11 (a)                               Ba1/BB-        13,620,000
      23,000   Legrand S.A., 8.50%, 2/15/25 (a)                                             Ba3/B+         26,450,000

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)            VALUE
-----------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
               Midwest Generation LLC.,
$     16,900     8.30%, 7/2/09 Ser. A (a)                                                    B1/B        $   17,829,500
      23,200     8.56%, 1/2/16 Ser. B (a)                                                    B1/B            24,766,000
       1,500     8.75%, 5/1/35 (a)                                                           B1/B             1,642,500
      32,367   PSE&G Energy Holdings LLC,
                 7.75%-10.00%, 4/16/07-6/15/11 (a)                                          Ba3/BB-          36,768,858
         200   Sierra Pacific Power Co.,6.25%, 4/15/12 (a) (e)                              Ba2/BB              205,000
      12,250   TECO Energy, Inc., 7.50%, 6/15/10 (a)                                        Ba2/BB+          13,291,250
       6,845   TXU Gas Capital , 2.95%, 10/1/04, FRN (a)                                    Ba1/BBB           6,745,378
                                                                                                         --------------
                                                                                                            224,473,109
                                                                                                         ==============
WASTE MANAGEMENT - 0.8%
      19,450   Allied Waste North America, Inc.,
                 9.25%, 9/1/12, Ser. B (a)                                                  Ba3/BB-          21,735,375
                                                                                                         --------------
Total Corporate Bonds & Notes (cost-$2,102,463,881)                                                       2,193,022,669
                                                                                                         ==============

SOVEREIGN DEBT OBLIGATIONS (a) - 6.7%
BRAZIL - 3.1%
               Federal Republic of Brazil,
       6,962     2.0625%, 10/15/04, Ser. EI, FRN                                            B1/BB-            6,754,737
         808     2.0625%, 10/15/04, Ser.L, FRN                                              B1/BB-              807,180
      15,270     2.125%, 10/15/04, FRN                                                      B1/BB-           14,329,592
      61,528     8.00%-11.00%, 8/7/11-1/20/34                                               B1/BB-           61,343,354
                                                                                                         --------------
                                                                                                             83,234,863
                                                                                                         ==============
GUATEMALA - 0.1%
       1,850   Republic of Guatemala, 9.25%, 8/1/13                                         Ba2/BB-           2,084,800
                                                                                                         --------------
PANAMA - 0.8%
      19,380   Republic of Panama, 9.375%-10.75%, 2/8/11-4/1/29                             Ba1/BB           22,476,075
                                                                                                         --------------
PERU - 1.1%
               Republic of Peru,
       5,456     5.00%, 3/7/07, VRN                                                         Ba3/BB-           5,064,259
      22,565     9.125%, 1/15/08-2/21/12                                                    Ba3/BB-          25,421,877
                                                                                                         --------------
                                                                                                             30,486,136
                                                                                                         ==============
RUSSIA - 1.1%
      30,870   Russian Federation 5.00%, 3/31/07, VRN                                      Baa3/BB+          29,771,028
                                                                                                         --------------
UKRAINE - 0.5%
               Republic of Ukraine,
       6,750     6.875%, 3/4/11 (e)                                                          B1/B+            6,665,625
       6,317     6.875%-11.00%, 3/15/07-6/11/13                                              B1/B+            6,441,160
                                                                                                         --------------
                                                                                                             13,106,785
                                                                                                         ==============
Total Sovereign Debt Obligations (cost-$171,796,060)                                                        181,159,687
                                                                                                         ==============

SENIOR LOANS (b) (d) (h) - 2.9%
CONTAINERS & PACKING - 0.1%
       3,154   Graphic Packing Corp., 4.35%, 8/8/10, Term 6                                                   3,178,332
         311   Graphic Packing International, Inc., 4.35%, 8/8/10 Term B1                                       313,522
                                                                                                         --------------
                                                                                                              3,491,854
                                                                                                         ==============

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)          VALUE
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING - 0.3%
               Invensys plc,
$      3,654     5.48%, 9/30/09, Term B                                                                  $  3,692,668
         300     5.48%, 9/30/09, Term B1                                                                      303,661
       3,000     6.37%, 12/30/09                                                                            3,101,250
                                                                                                         ------------
                                                                                                            7,097,579
                                                                                                         ============
ENERGY CORP - 0.8%
       2,475   Calphine Corp., 7.84%, 8/13/09                                                               2,668,669
       2,979   Centennial Cons Mines Corp. 3.91%, 1/20/11, Term B2                                          3,005,467
               Reliant Resources, Inc.,
       2,847     5.88%, 3/15/07                                                                             2,863,817
      14,079     5.35%, 3/15/07                                                                            14,164,784
                                                                                                         ------------
                                                                                                           22,702,737
                                                                                                         ============
MUTI-MEDIA - 0.5%
      12,925   Charter Communications Holdings, LLC,
                 4.92%, 3/18/08, Term B                                                                    12,837,256
                                                                                                         ------------
TELECOMMUNICATIONS - 0.8%
               Centennial Communications, Inc.,
       2,062     3.91%, 1/20/11, Term B                                                                     2,080,708
         217     4.34%, 1/20/11, Term B4                                                                      218,579
         214     4.53%, 1/20/11, Term B7                                                                      216,057
      13,700   Quest Corp., 6.50%, 6/30/07,                                                                14,208,037
               Western Wireless Corp.,
         615     4.53%, 6/30/11, Term B4A                                                                     624,726
       1,231     4.60%, 5/30/11, Term B2                                                                    1,249,451
         615     4.67%, 6/30/11, Term BA3                                                                     624,726
       2,462     4.69%, 5/30/11, Term B1                                                                    2,498,902
         615     4.69%, 5/30/11, Term B29                                                                     624,726
         447     4.84%, 5/30/11, Term B5                                                                      453,316
                                                                                                         ------------
                                                                                                           22,799,228
                                                                                                         ============
UTILITIES - 0.4%
       1,533   Allegheny Energy, Inc.,
                 4.18%, 3/8/11, Term B                                                                      1,555,950
               Allegheny Energy Supply, Inc.,
         128     4.58%, 3/8/11, Term B2                                                                       130,226
         333     4.94%, 3/8/11, Term B3                                                                       338,250
       7,480     5.64%, 6/8/11, Term C                                                                      7,611,835
         128     5.83%, 6/8/11, Term C5                                                                       129,801
         850     6.19%, 6/8/11, Term C4                                                                       864,981
                                                                                                         ------------
                                                                                                           10,631,043
                                                                                                         ============
Total Senior Loans (cost-$77,995,452)                                                                      79,559,697
                                                                                                         ============

FOREIGN BONDS (a) - 0.9%
BELGIUM - 0.2%
TELECOMMUNICATIONS - 0.2%
EURO   3,000   Telenet Communication. NV. 9.00%, 12/15/13 (e)                                B3/B-          3,958,875
                                                                                                         ------------
LUXEMBOURG - 0.7%
FINANCING - 0.0%
         275   Cirsa Finance Luxembourg, 8.75%, 5/15/14                                     Ba3/B+            351,223
                                                                                                         ------------

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)          VALUE
---------------------------------------------------------------------------------------------------------------------
MULTI-MEDIA - 0.7%
EURO   4,000   Cablecom Luxembourg, 9.375%, 4/15/14 (d) (e)                                Caa1/CCC+     $  5,141,880
      11,370   Lighthouse International Co, 8.00%, 4/30/14 (e)                               B3/B          13,856,761
                                                                                                         ------------
                                                                                                           18,998,641
                                                                                                         ============
SWEDEN - 0.0%
OIL & GAS - 0.0%
         200   Preem Petroleum, 9.00%, 5/15/14                                               B2/B-            268,892
                                                                                                         ------------
Total Foreign Bonds (cost-$23,100,572 )                                                                    23,577,631
                                                                                                         ============

CALIFORNIA MUNICIPAL SECURITIES (a)  0.6%
$      9,460   Los Angeles Community Redevelopement Agency,
                 Community Redevelopment Financing Auth.,
                 Rev., 8.25%-9.75%, 9/1/07-9/1/32, Ser. H                                   NR/NR          10,223,528
       5,105   San Diego Redevelopment Agency, Tax allocation,
                 6.59%-7.74%, 11/1/13-11/1/21                                               Baa3/NR         5,073,779
                                                                                                         ------------
Total California Municipal Securities (cost-$15,108,544)                                                   15,297,307
                                                                                                         ============
PREFERRED STOCK (a)  1.0%

SHARES
------
FINANCING - 1.0%
     247,000   Fresenius Medical Care Captial Trust II,
                 7.875%, 2/1/08 (a) (cost-$26,027,959)                                      Ba2/BB-        27,046,500
                                                                                                         ------------
COMMON STOCK  0.0%
AIRLINES - 0.0%
       1,010   US Airways Group, Inc., (a) (g)                                                                    818
      47,230   US Airway Group, Inc., Aircraft Statutory Trust,
                 Beneficial Interest Certificates (c) (g)                                                         471
                                                                                                         ------------
Total Common Stock (cost-$0)                                                                                    1,289
                                                                                                         ============

SHORT-TERM INVESTMENTS  6.6%

PRINCIPAL
   AMOUNT
    (000)
---------
CORPORATE BONDS & NOTES - 2.6%
BUILDING & CONSTRUCTIONS - 0.2%
$      6,350   Building Materials Corp. of America,
                 7.75%, 7/15/05, Ser B (a)                                                   B2/B+          6,492,875
                                                                                                         ------------
FINANCING - 0.3%
       8,000   Gemstone Investors Ltd., 7.71%, 10/31/04 (a) (e)                            Caa1/CCC+        8,010,000
         231   Midland Funding II, 11.75%, 7/23/05, Ser. A (a)                              Ba3/BB-           245,317
                                                                                                         ------------
                                                                                                            8,255,317
                                                                                                         ============
SOVEREIGN - 1.8%
EURO  40,000   Republic of France , 3.50%, 1/15/05 (g)                                      NR/AAA         49,859,244
                                                                                                         ------------
UTILITIES - 0.3%
$      6,810   CMS Energy Corp., X-tras Trust., 7.00%, 1/15/05 (a)                           B3/B+          6,881,873
                                                                                                         ------------
Total Corporate Bonds (cost-$70,599,546)                                                                   71,489,309
                                                                                                         ============

   PRINCIPAL
      AMOUNT                                                                             CREDIT RATING
       (000)                                                                             (MOODY'S/S&P)              VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.7%
BANKING - 0.1%
$      3,200   Royal Bank of Scotland, 1.84%, 12/20/04 (a)                                 P-1/A-1+      $      3,186,464
                                                                                                         ----------------
FINANCE - 1.6%
      15,000   Ford Motor Credit Co., 2.52%, 4/8/05                                         P-2/A-3            14,833,800
       6,000   Rabobank USA Financial Corp. 1.86%, 10/1/04 (a)                             P-1/A-1+             6,000,000
      22,500   UBS Finance LLC, 1.675%-1.94%, 11/24/04-1/25/05 (a)                         P-1/A-1+            22,407,686
                                                                                                         ----------------
                                                                                                               43,241,486
                                                                                                         ================
Total Commercial Paper (cost-$46,401,082)                                                                      46,427,950
                                                                                                         ================
U.S. GOVERNMENT AGENCY SECURITIES (a) - 1.3%
      29,300   Fannie Mae 1.73%-1.82%, 11/15/04-12/2/04                                     Aaa/AAA            29,231,660
       6,000   Federal Home Loan Bank, 1.50%, 10/6/04                                       Aaa/AAA             5,998,625
                                                                                                         ----------------
Total U.S. Government Agencies Securities (cost-$35,230,704)                                                   35,230,285
                                                                                                         ================
U.S TREASURY BILLS (a) - 0.8%
      22,255   1.55%-1.67% 12/2/04-12/16/04 (cost-$22,179,836)                              Aaa/AAA            22,167,916
                                                                                                         ----------------
REPURCHASE AGREEMENT (a) - 0.2%
       4,113   State Street Bank & Trust Co.,
                 dated 9/30/04, 1.40%, due 10/01/04
                 proceeds:$4,112,930; collateralized by Fannie Mae,
                 1.50%, 8/15/05 valued at $4,195,632, (cost-$4,112,770)                                         4,112,770
                                                                                                         ----------------
Total Short-Term Investments (cost-$178,523,938)                                                              179,428,230
                                                                                                         ================
TOTAL INVESTMENTS (cost-$2,595,016,406) - 100.0%                                                         $  2,699,093,010
                                                                                                         ================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) All or partial amount segregated as collateral for futures contracts or delayed-delivery securities.
(b) Private Placement. Restricted as to resale and may not have a readily available market.
(c)  Fair-valued security.
(d)  llliquid security.
(e) 144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional investors.
(f)  Credit-linked trust certificate.
(g) When-issued or delayed-delivery security. To be delivered/settled after September 30, 2004.
(h) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be resticted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

GLOSSARY:

EURO -  Eurodollar
FRN  -  Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects rate in effect on September 30,
        2004.
NR   -  Not Rated
REIT -  Real Estate Investment Trust
VRN - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects rate in effect on September 30, 2004.
                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (unaudited)

ASSETS:
Investments, at value (cost-$2,595,016,406)                                                  $   2,699,093,010
------------------------------------------------------------------------------------------   -----------------
Cash (including foreign currency of $1,381,454 with a cost of $1,367,654)                            3,375,920
------------------------------------------------------------------------------------------   -----------------
Receivable for investments sold                                                                     88,738,623
------------------------------------------------------------------------------------------   -----------------
Interest and dividend receivable                                                                    52,603,618
------------------------------------------------------------------------------------------   -----------------
Unrealized appreciation on swaps                                                                     2,501,691
------------------------------------------------------------------------------------------   -----------------
Premium for swaps purchased                                                                          1,631,606
------------------------------------------------------------------------------------------   -----------------
Unrealized appreciation on forwards foreign currency contracts                                         107,263
------------------------------------------------------------------------------------------   -----------------
Receivable for variation margin on futures contracts                                                    74,966
------------------------------------------------------------------------------------------   -----------------
Periodic payments receivable on swaps                                                                   48,653
------------------------------------------------------------------------------------------   -----------------
Prepaid expenses                                                                                       109,638
------------------------------------------------------------------------------------------   -----------------
 Total Assets                                                                                    2,848,284,988
==========================================================================================   =================

LIABILITIES:
Payable for investments purchased                                                                  135,143,138
------------------------------------------------------------------------------------------   -----------------
Dividends payable to common and preferred shareholders                                              14,086,609
------------------------------------------------------------------------------------------   -----------------
Premium for swaps sold                                                                              11,276,944
------------------------------------------------------------------------------------------   -----------------
Unrealized depreciation on swaps                                                                     5,032,920
------------------------------------------------------------------------------------------   -----------------
Investment management fee payable                                                                    1,533,084
------------------------------------------------------------------------------------------   -----------------
Unrealized depreciation on forward foreign currency contracts                                          603,820
------------------------------------------------------------------------------------------   -----------------
Deferred facility fees                                                                                 170,387
------------------------------------------------------------------------------------------   -----------------
Unrealized depreciation on unfunded loan commitments                                                    90,000
------------------------------------------------------------------------------------------   -----------------
Accrued expenses                                                                                       258,096
------------------------------------------------------------------------------------------   -----------------
 Total Liabilities                                                                                 168,194,998
------------------------------------------------------------------------------------------   -----------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE
 TO AN AGGREGATE OF 36,000 SHARES ISSUED AND OUTSTANDING)                                          900,000,000
------------------------------------------------------------------------------------------   -----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                 $   1,780,089,990
==========================================================================================   =================

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 114,263,164 shares issued and outstanding)     $           1,143
------------------------------------------------------------------------------------------   -----------------
 Paid-in-capital in excess of par                                                                1,625,509,452
------------------------------------------------------------------------------------------   -----------------
Undistributed net investment income                                                                  6,078,520
------------------------------------------------------------------------------------------   -----------------
Accumulated net realized gain                                                                       48,060,280
------------------------------------------------------------------------------------------   -----------------
Net unrealized appreciation of investments, futures contracts, swaps, and foreign currency
 transactions                                                                                      100,440,595
------------------------------------------------------------------------------------------   -----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                 $   1,780,089,990
------------------------------------------------------------------------------------------   -----------------
NET ASSET VALUE PER COMMON SHARE                                                             $           15.58
==========================================================================================   =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENT OF OPERATIONS
September 30, 2004 (unaudited)

INVESTMENT INCOME:
Interest                                                                                     $     106,038,042
------------------------------------------------------------------------------------------   -----------------
Dividends                                                                                            1,080,723
------------------------------------------------------------------------------------------   -----------------
Facility and other fee income                                                                           69,613
------------------------------------------------------------------------------------------   -----------------
 Total Investments Income                                                                          107,188,378
==========================================================================================   =================

EXPENSES:
Investment management fees                                                                           9,182,377
------------------------------------------------------------------------------------------   -----------------
Auction agent fees and commissions                                                                   1,138,887
------------------------------------------------------------------------------------------   -----------------
Custodian and accounting agent fees                                                                    260,926
------------------------------------------------------------------------------------------   -----------------
Reports to shareholders                                                                                117,205
------------------------------------------------------------------------------------------   -----------------
New York Stock Exchange listing fees                                                                    69,729
------------------------------------------------------------------------------------------   -----------------
Audit and tax services fees                                                                             62,528
------------------------------------------------------------------------------------------   -----------------
Trustees' fees and expenses                                                                             45,015
------------------------------------------------------------------------------------------   -----------------
Insurance expense                                                                                       20,837
------------------------------------------------------------------------------------------   -----------------
Investor relations                                                                                      18,635
------------------------------------------------------------------------------------------   -----------------
Transfer agent fees                                                                                     16,470
------------------------------------------------------------------------------------------   -----------------
Legal fees                                                                                              12,755
------------------------------------------------------------------------------------------   -----------------
Miscellaneous                                                                                           12,876
------------------------------------------------------------------------------------------   -----------------
 Total expenses                                                                                     10,958,240
------------------------------------------------------------------------------------------   -----------------
 Less: custody credits earned on cash balances                                                          (6,026)
------------------------------------------------------------------------------------------   -----------------
 Net expenses                                                                                       10,952,214
------------------------------------------------------------------------------------------   -----------------

NET INVESTMENT INCOME                                                                               96,236,164
==========================================================================================   =================

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
 Investments                                                                                        17,041,354
------------------------------------------------------------------------------------------   -----------------
 Futures contracts                                                                                   1,757,626
------------------------------------------------------------------------------------------   -----------------
 Options written                                                                                     2,240,085
------------------------------------------------------------------------------------------   -----------------
 Swaps                                                                                               1,690,762
------------------------------------------------------------------------------------------   -----------------
 Foreign currency transactions                                                                         229,899
------------------------------------------------------------------------------------------   -----------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                                                       (18,723,743)
------------------------------------------------------------------------------------------   -----------------
 Futures contracts                                                                                  (4,771,975)
------------------------------------------------------------------------------------------   -----------------
 Options written                                                                                      (554,333)
------------------------------------------------------------------------------------------   -----------------
 Swaps                                                                                              12,677,645
------------------------------------------------------------------------------------------   -----------------
 Unfunded loan commitments                                                                             (90,000)
------------------------------------------------------------------------------------------   -----------------
 Foreign currency transactions                                                                      (2,625,746)
------------------------------------------------------------------------------------------   -----------------
Net realized and unrealized gain on investments, futures contracts, options written,
 swaps, and foreign currency transactions                                                            8,871,574
------------------------------------------------------------------------------------------   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                    105,107,738
==========================================================================================   =================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                            (6,564,456)
------------------------------------------------------------------------------------------   -----------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                        $      98,543,282
==========================================================================================   =================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
                       APPLICABLE TO COMMON SHAREHOLDERS

                                                                                   SIX MONTHS        FOR THE PERIOD
                                                                                     ENDED           APRIL 30, 2003*
                                                                               SEPTEMBER 30, 2004        THROUGH
                                                                                   (UNAUDITED)       MARCH 31, 2004
                                                                               ------------------   -----------------
INVESTMENT OPERATIONS:
Net investment income                                                          $       96,236,164   $     146,163,746
----------------------------------------------------------------------------   ------------------   -----------------
Net realized gain on investments, futures contracts, options
 written, swaps and foreign currency transactions                                      22,959,726          26,083,614
----------------------------------------------------------------------------   ------------------   -----------------
Net change in unrealized appreciation/depreciation of investments, futures
 contracts, option written, swaps, and foreign currency transactions                  (14,088,152)        114,528,747
----------------------------------------------------------------------------   ------------------   -----------------
Net increase in net assets resulting from investment operations                       105,107,738         286,776,107
============================================================================   ==================   =================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                               (6,564,456)         (8,006,842)
----------------------------------------------------------------------------   ------------------   -----------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                                  98,543,282         278,769,265
----------------------------------------------------------------------------   ------------------   -----------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
 Net Investment Income                                                                (83,554,940)       (139,193,212)
----------------------------------------------------------------------------   ------------------   -----------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                      -       1,631,617,500
----------------------------------------------------------------------------   ------------------   -----------------
Preferred shares underwriting discount charged to paid-in capital
 in excess of par                                                                               -          (9,000,000)
----------------------------------------------------------------------------   ------------------   -----------------
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                                               -          (2,234,493)
----------------------------------------------------------------------------   ------------------   -----------------
Reinvestment of dividends                                                                       -           5,042,585
----------------------------------------------------------------------------   ------------------   -----------------
 Net increase from capital share transactions                                                   -       1,625,425,592
----------------------------------------------------------------------------   ------------------   -----------------
Total increase in net assets applicable to common shareholders                         14,988,342       1,765,001,645
============================================================================   ==================   =================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                 1,765,101,648             100,003
----------------------------------------------------------------------------   ------------------   -----------------
End of period (including undistributed (dividend in excess of) net
 investment income of $6,078,520 and $(38,248), respectively)                  $    1,780,089,990   $   1,765,101,648
============================================================================   ==================   =================
COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                          -         113,900,000
----------------------------------------------------------------------------   ------------------   -----------------
Issued in reinvestment of dividends                                                             -             356,183
----------------------------------------------------------------------------   ------------------   -----------------
NET INCREASE                                                                                    -         114,256,183
============================================================================   ==================   =================

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND NOTES TO FINANCIAL STATEMENTS
September 30, 2004 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO High Income Fund (the "Fund"), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). Effective October 25, 2004, ADAM changed its name to Allianz Global Investors of America L.P. ("AGI"). PA Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of AGI. AGI is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar-denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The Fund issued 105,000,000 shares of common stock in its initial public offering. An additional 8,900,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,630,218 (representing $0.014 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $9,000,000 and $604,275, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. The Fund's investments in senior floating rate loans ("Senior Loans") for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value by the Fund's Sub-Adviser, pursuant to procedures approved by the Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in a credit default swap contract, the Fund would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and charged to realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of net realized gain/(loss) on the Statement of Operations.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(g) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(h) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) SENIOR LOANS
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions "Lenders"). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(k) WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS
The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(l) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.70% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all investment decisions. The Investment Manager (not the Fund) pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.3575% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through April 30, 2008 and at the maximum annual rate of 0.50% of average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $4,689,571 in connection with its sub-advisory services for the period ended September 30, 2004.

(3) INVESTMENTS IN SECURITIES

(a) For the six months ended September 30, 2004, purchases and sales of investments (excluding short-term investments) were $1,662,697,807 and $1,628,168,557, respectively.

(b) Futures contracts outstanding at September 30, 2004:

                                             NOTIONAL                                UNREALIZED
                                              VALUE               EXPIRATION        APPRECIATION
TYPE                                          (000)                  DATE          (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Long: Financial Future Euro-Bobl EUX    $           36,648         12/31/04        $      197,381
      Eurodollar Future December 2004                  244         12/13/04                   (74)
      Eurodollar Future September 2005             638,922          9/19/05              (247,406)
                                                                                   --------------
                                                                                   $      (50,099)
                                                                                   ==============

(c) Options written for the six months ended September 30, 2004:

                                                                       CONTRACTS         PREMIUMS
-------------------------------------------------------------------------------------------------
Options outstanding, March 31, 2004                                        3,144   $    3,160,333
Options written                                                              699          330,403
Option exercised                                                          (1,217)      (1,193,421)
Options expired                                                           (1,927)      (1,966,912)
Options terminated in closing purchase transactions                         (699)        (330,403)
                                                                  --------------   --------------
Options outstanding, September 30, 2004                                        0   $            0
                                                                  ==============   ==============

(d) Forward foreign currency contracts outstanding at September 30, 2004:

                                                                                        UNREALIZED
                                              U.S.$ VALUE ON        U.S.$ VALUE        APPRECIATION
                                             ORIGINATION DATE    SEPTEMBER 30, 2004   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Sold: Euro Dollars settling 10/25/04        $      26,788,405    $       27,392,225   $     (603,820)
Purchased: Euro Dollars settling 10/25/04           4,186,641             4,222,021           35,380
           Japanese Yen settling 10/27/04          24,966,511            25,038,394           71,883
                                                                                      --------------
                                                                                      $     (496,557)
                                                                                      ==============

(e) Interest Rate swap agreements outstanding at September 30, 2004:

                                                                        RATE TYPE
                                                            -------------------------------
                             NOTIONAL                          PAYMENTS          PAYMENTS        UNREALIZED
                              AMOUNT        TERMINATION        MADE BY         RECEIVED BY      APPRECIATION
SWAP COUNTERPARTY             (000)             DATE           THE FUND          THE FUND      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Barclays Bank, plc        $      224,400      12/15/06      3 month LIBOR         4.00%        $    2,189,713
Goldman Sachs & Co.              127,000      12/15/24          6.00%         3 month LIBOR        (3,036,980)
Lehman Securities, Inc.           34,000      12/15/24          6.00%         3 month LIBOR        (1,876,756)
                                                                                               --------------
                                                                                               $   (2,724,023)
                                                                                               ==============

----------
LIBOR--London Interbank Offered Rate

(f) Credit default swap contracts outstanding at September 30, 2004:

                                                NOTIONAL
SWAP                                             AMOUNT
COUNTERPARTY/                                  PAYABLE ON                           PAYMENTS          UNREALIZED
REFERENCED DEBT                                  DEFAULT         TERMINATION        RECEIVED         APPRECIATION
OBLIGATION                                        (000)             DATE             BY FUND        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Bear Stearns Co., Inc.
  AT&T Corp.                                 $         2,000      12/20/07            1.52%         $        (5,401)
  AT&T Corp.                                           3,000      12/20/09            2.34                    3,297
  Cablevision Systems Corp.                            3,000      12/20/07            2.15                        -
  Centerpoint Energy, Inc.                             6,000       9/20/09            1.14                   (7,800)
  Delhaize America, Inc.                               3,000      12/20/09            1.25                    2,465
  MCI, Inc.                                            7,000       9/20/05            1.75                   32,663
  MGM Mirage, Inc.                                     3,500       9/20/09            1.92                   19,289
  Nextel Communication, Inc.                           5,000      12/20/09            1.71                   63,256
  Royal Caribbean Cruises Ltd.                         3,500       9/20/07            1.50                   40,196
  Tenet Healthcare Corp.                               3,000      12/20/05            1.45                  (27,731)

CitiGroup, Inc.
  Allied Waste North America, Inc.                     3,500       9/20/07            2.18                   12,250
  Crown European Holdings                              3,500       9/20/07            2.38                   13,813
  Owens-Brockaway Glass Container, Inc.                7,000       9/20/07            2.05                   48,300
  Starwood Hotels & Resorts Worldwid, Inc.             3,500       9/20/07            1.20                    2,580

Credit Suisse First Boston Corp.
  Allied Waste North America, Inc.                     3,000      12/20/05            1.35                  (19,190)
  MCI, Inc.                                            7,000      12/20/05            1.15                    7,200
  Vintage Petroleum, Inc.                              4,700      12/20/04            1.91                    7,050

Goldman Sachs & Co.
  Russian Federation                                   6,000        3/6/05            1.06                   10,375

JPMorgan Chase & Co.
  AES Corp.                                            3,500       9/20/07            2.15                   22,400
  Stone Container Corp.                                4,700      12/20/05            2.30                   26,844

Lehman Securities, Inc.
  ArvinMeritor, Inc.                                   3,000      12/20/09            2.35                   (3,257)
  Centerpoint Energy, Inc.                             5,000      12/20/09            1.09                  (32,500)

Merrill Lynch & Co.
  TECO Energy, Inc.                                    3,000      12/20/09            1.68                   (9,316)

Morgan Stanley Capital Services, Inc.
  Georgia-Pacific Corp.                                5,000      12/20/09            1.15                  (13,989)
                                                                                                    ---------------
                                                                                                    $       192,794
                                                                                                    ===============

(g) At September 30, 2004, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower.

BORROWER                      UNFUNDED COMMITMENTS
--------------------------------------------------
AES Corp. Revolver               $  3,910,000
                                 ============

4. INCOME TAX INFORMATION
The cost basis of portfolio securities for federal income tax purposes, at September 30, 2004, is $2,609,821,106. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $126,358,645; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $22,282,041; net unrealized appreciation for federal income tax purposes is $104,076,604.

5. AUCTION PREFERRED SHARES
The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH, and 7,200 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended September 30, 2004, the annualized dividend rate ranged from:

                                 HIGH             LOW          AT SEPTEMBER 30, 2004
------------------------------------------------------------------------------------
Series M                         1.91%           1.08%                 1.91%

Series T                        1.935            1.09                  1.92

Series W                         1.98            1.08                  1.98

Series TH                        1.95            1.05                  1.95

Series F                         1.90            1.10                  1.85

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On November 1, 2004, a dividend of $0.121875 per share was declared to common shareholders payable December 1, 2004 to shareholders of record on November 12, 2004.

On December 1, 2004, a dividend of $0.121875 per share was declared to common shareholders payable December 31, 2004 to shareholders of record on December 17, 2004.

7. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end" funds) advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with AGI and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Manager and these affiliates agreed to jointly pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the complaint filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Fund has been named in three of the lawsuits concerning market timing. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, AGI, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the Sub-Adviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

8. CORPORATE CHANGES

On July 29, 2004, Stephen Treadway resigned as the Fund's Chairman.On September 14, 2004, David C. Flattum was appointed to the Board of Trustees. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman.

PIMCO HIGH INCOME FUND FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:

                                                                               SIX MONTHS           FOR THE PERIOD
                                                                                 ENDED             APRIL 30, 2003*
                                                                           SEPTEMBER 30, 2004          THROUGH
                                                                              (UNAUDITED)           MARCH 30, 2004
                                                                           ------------------     ------------------
Net asset value, beginning of period                                       $            15.45     $            14.33**
------------------------------------------------------------------------   ------------------     ------------------
INVESTMENT OPERATIONS:

Net investment income                                                                    0.84                   1.28
------------------------------------------------------------------------   ------------------     ------------------
Net realized and unrealized gain on investments, futures contracts,
  options written, swaps and foreign currency transactions                               0.08                   1.23
------------------------------------------------------------------------   ------------------     ------------------
Total from investment operations                                                         0.92                   2.51
------------------------------------------------------------------------   ------------------     ------------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                (0.06)                 (0.07)
------------------------------------------------------------------------   ------------------     ------------------
Net increase in net assets applicable to common shares resulting from
  investment operations                                                                  0.86                   2.44
------------------------------------------------------------------------   ------------------     ------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME:                            (0.73)                 (1.22)
------------------------------------------------------------------------   ------------------     ------------------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                     -                  (0.01)
------------------------------------------------------------------------   ------------------     ------------------
Preferred shares offering costs/underwriting discount charged to paid-in
  capital in excess of par                                                                  -                  (0.09)
------------------------------------------------------------------------   ------------------     ------------------
   Total capital share transactions                                                         -                  (0.10)
------------------------------------------------------------------------   ------------------     ------------------
Net asset value, end of period                                             $            15.58     $            15.45
------------------------------------------------------------------------   ------------------     ------------------
Market price, end of period                                                $            14.75     $            14.78
------------------------------------------------------------------------   ------------------     ------------------
TOTAL INVESTMENT RETURN (1)                                                              5.02%                  7.08%
------------------------------------------------------------------------   ------------------     ------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)          $        1,780,090     $        1,765,102
------------------------------------------------------------------------   ------------------     ------------------
Ratio of expenses to average net assets (2)(3)(4)                                        1.27%                  1.18%
------------------------------------------------------------------------   ------------------     ------------------
Ratio of net investment income to average net assets (2)(4)                             11.18%                  9.34%
------------------------------------------------------------------------   ------------------     ------------------
Preferred shares asset coverage per share                                  $           74,438     $           74,024
------------------------------------------------------------------------   ------------------     ------------------
Portfolio turnover                                                                         65%                    73%
------------------------------------------------------------------------   ------------------     ------------------

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits on cash balances at the custodian bank. (See note (1)(m) in Notes to Financial Statements).
(4)  Annualized

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ANNUAL SHAREHOLDER MEETING RESULTS:

The Fund held its annual meeting of shareholders on September 9, 2004. Common/Preferred shareholders voted to elect R. Peter Sullivan III as a Class II Trustee to serve until 2005 and Paul Belica as a Class III Trustee to serve until 2006. Preferred shareholders voted to re-elect Robert E. Connor and Hans
W. Kertess as Class ITrustees to serve until 2007.

The resulting vote count is indicated below:

                                                                       WITHHOLD
                                                     AFFIRMATIVE       AUTHORITY
--------------------------------------------------------------------------------
Election of Paul Belica                               45,164,790       1,020,700

Election of R. Peter Sullivan III                     45,354,492         830,998

Election of Hans W. Kertess*                              29,422              76

Election of Robert E. Connor*                             29,422              76

David C. Flattum and John J. Dalessandro II continue to serve as Trustees of the Fund.

----------
* Preferred Stock Trustee

PROXY VOTING POLICIES & PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 331-1710; (ii) on the Fund's website at www.pimcoadvisors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov. The Fund did not vote any proxies relating to portfolio securities held during the twelve months ended June 30, 2004.

TRUSTEES AND PRINCIPAL OFFICERS
Robert E. Connor
   Chairman of the Board of Trustees
Paul Belica
   Trustee
John J. Dalessandro II
   Trustee
David C. Flattum
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Charles Wyman
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Youse Guia
   Chief Compliance Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA. 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of each Fund without examination by independent auditors, who did not express an opinion hereon.

Commencing with the Fund's fiscal quarter ending December 31, 2004, the Fund will file it's complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") on Form N-Q. Form N-Q will be available
(i) on the Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room which is located at 450 5th Street, N.W. Room 1200, Washington, D.C. 20549,
(202) 942-8090.

Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

Insert Chart

                                                  TOTAL NUMBER
                                              OF SHARES PURCHASED
                  TOTAL NUMBER    AVERAGE     AS PART OF PUBLICLY
                   OF SHARES     PRICE PAID    ANNOUNCED PLANS OR
    PERIOD         PURCHASED     PER SHARE          PROGRAMS
---------------   ------------   ----------   --------------------
April 2004            None          None              None
May 2004              None          None              None
June 2004             None          None              None
July 2004             None          None              None
August 2004           None          None              None
September 2004        None          None              None

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Funds website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates, "which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO High Income Fund
             ----------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date December 6, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date December 6, 2004
---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date December 6, 2004
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date December 6, 2004
---------------------